Natural Disasters (Details) (USD $)	12 Months Ended							3 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Gaming Operations	Dec. 31, 2011 Gaming Operations	Dec. 31, 2012 Racing Operations	Dec. 31, 2011 Racing Operations	Dec. 31, 2012 Churchill Downs Hail	Mar. 31, 2013 Churchill Downs Hail Subsequent Event	Mar. 31, 2013 Churchill Downs Hail Forecast Subsequent Event	Feb. 24, 2011 Harlows Casino hotel_rooms	Feb. 24, 2011 Harlows Casino Wind	Mar. 31, 2012 Harlows Casino Wind	Dec. 31, 2012 Harlows Casino Wind	Dec. 31, 2011 Harlows Casino Wind	Dec. 31, 2012 Harlows Casino Flood	Dec. 31, 2011 Harlows Casino Flood	May 12, 2011 Harlows Casino Flood seats
Business Interruption Loss [Line Items]
Number Of Seats In Entertainment Center																	2,600
Insurance Deductible							$ 500,000						$ 100,000		$ 1,300,000
Reduction To Property And Equipment Due To Natural Disaster							600,000				1,400,000				8,500,000
Repair expenditures											400,000				2,000,000
Insurance Settlements, Partial Settlement Received																3,500,000
Insurance Settlements Received							1,100,000	400,000				3,400,000			12,000,000
Unusual or Infrequent Item, Net of Insurance Proceeds	(7,006,000)	(972,000)	(6,525,000)	(397,000)	(481,000)	(575,000)	500,000		400,000			1,500,000			5,000,000
Number Of Hotels Rooms Damaged										61
Preliminary Claim For Damages Incurred											1,000,000
Insurance Settlements Received, Reduction Of Selling And Administrative Expenses Related To The Interruption Of Business														400,000
Casualty Losses	12,975,000	1,028,000	12,331,000	603,000	644,000	425,000
Insurance Recoveries	$ (19,981,000)	$ (2,000,000)	$ (18,856,000)	$ (1,000,000)	$ (1,125,000)	$ (1,000,000)